Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of the Investments in associates and joint ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Investments In Associates And Joint Ventures [abstract]
Balance at the beginning of the year		$ 1,960		$ 1,676	$ 1,905
Acquisitions and contributions		96		0	5
Capitalization in associates and joint ventures		12		0	0
Income on investments in associates and joint ventures		122		396	94
Distributed dividends		(249)	[1]	(174)	(275)
Translation differences		(17)		(13)	(99)
Adjustment for inflation	[2]	18		75	46
Decrease from sale of companies	[3]	(261)		0	0
Other movements	[4]	(71)		0	0
Balance at the end of the year		$ 1,610		$ 1,960	$ 1,676

[1]	Includes 23 that were offset by trade liabilities.
[2]	Corresponds to the adjustment for inflation of opening balances of associates and joint ventures with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.
[3]	Corresponds to the decrease due to the sale of Profertil, see Note 3.
[4]	Corresponds to the decrease in the OLCLP and Refinor joint ventures, see Note 3.